Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000066117
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBAX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODCX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBYX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBIX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYAX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYCX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYYX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THIYX
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMMXX
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSXX
Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TINXX